Property, Plant And Equipment (Schedule Of Property, Plant And Equipment) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost, beginning balance	$ 146.1	$ 695.8
Cost, additions	8.7	28.8
Cost, impairment		(44.4)
Cost, disposals	(16.8)	(534.1)
Cost, ending balance	138.0	146.1
Accumulated depreciation and impairment, beginning balance	(62.9)	(408.3)
Accumulated depreciation and impairment, charged in year	(10.2)	(19.9)
Accumulated depreciation and impairment, impairment	(64.3)	34.4
Accumulated depreciation and impairment, disposals	12.1	330.9
Accumulated depreciation and impairment, ending balance	(125.3)	(62.9)
Net book value	12.7	83.2
Land & Buildings [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	82.2	375.9
Cost, additions	2.7	19.4
Cost, impairment		(29.8)
Cost, disposals	(3.4)	(283.3)
Cost, ending balance	81.5	82.2
Accumulated depreciation and impairment, beginning balance	(21.7)	(167.2)
Accumulated depreciation and impairment, charged in year	(5.9)	(8.6)
Accumulated depreciation and impairment, impairment	(50.1)	21.5
Accumulated depreciation and impairment, disposals	0.7	132.6
Accumulated depreciation and impairment, ending balance	(77.0)	(21.7)
Net book value	4.5	60.5
Plant & Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	63.9	319.9
Cost, additions	6.0	9.4
Cost, impairment		(14.6)
Cost, disposals	(13.4)	(250.8)
Cost, ending balance	56.5	63.9
Accumulated depreciation and impairment, beginning balance	(41.2)	(241.1)
Accumulated depreciation and impairment, charged in year	(4.3)	(11.3)
Accumulated depreciation and impairment, impairment	(14.2)	12.9
Accumulated depreciation and impairment, disposals	11.4	198.3
Accumulated depreciation and impairment, ending balance	(48.3)	(41.2)
Net book value	$ 8.2	$ 22.7